Related Party Transactions Disclosure of interests in subsidiaries (Details)	1 Months Ended		3 Months Ended						4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2018	Jul. 30, 2018	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Nov. 29, 2018	Dec. 31, 2020	Jun. 21, 2018	Dec. 31, 2020
TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)	60.90%	61.10%	60.20%	60.30%	60.40%	60.50%	60.60%	60.80%	61.00%	60.10%	64.00%
Canada | TransAlta Generation Partnership
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)												100.00%
Canada | TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)												50.01%
Canada | TransAlta Energy Marketing Corp.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)												100.00%
Canada | TransAlta Renewables Inc.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)												60.10%
US | SP Skookumchuck Investment, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture												49.00%
US | EMG International, LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture												30.00%
US | TransAlta Centralia Generation, LLC
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)												100.00%
US | TransAlta Energy Marketing (U.S.), Inc.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)												100.00%
Australia | TransAlta Energy (Australia), Pty Ltd.
Disclosure of subsidiaries [line items]
Ownership interest (as a percent)												100.00%